Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade and other payables
Details of trade and other payables

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Accrued expenses - clinical trials	1,572	1,532
Other trade payables	7,241	5,574
Total trade and other payables	8,813	7,106

Summary of other current liabilities	OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Tax liabilities	305	283
Payroll tax and other payroll liabilities	4,807	6,248
Other payables	398	491
Other current liabilities	5,510	7,022

Summary of deferred income and contract liabilities	DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Deferred revenues and contract liabilities	16,555	—
Deferred revenues and contract liabilities	16,555	—